Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of related parties
Name of Related Party	Nature of Relationship
Rongfeng Cui	Principal shareholder, Chairman of the Board and Chief Executive Officer (“CEO”)

Rongbing Cui	Chief Financial Officer (“CFO”), Rongfeng Cui’s brother

Rongjie Cui	Rongfeng Cui’s brother

Yanjuan Wang	Principal shareholder, Rongfeng Cui’s wife

Runrang Cui	Father of Rongfeng Cui, and owner of Huangdao Dinggezhuang Kangkang Family Farm

Xiaomei Wang	Rongbing Cui’s wife

A group of individuals	A group of shareholders hold more than 10% of the voting interest of the Company

Wenbin Pang	Financial Director of the Company

Yan Fu	Former Sales Vice President

Jichang Zhang	General manager

Fucheng Sun	Chief R&D Officer

Phillip Zou	Noncontrolling shareholder of Petfood LLC

Qingdao Kangkang Pet Supplies Co., Ltd. (“Kangkang”)	Controlled by Rongfeng Cui, through owning 85% of its equity interest

Tide (Shanghai) Industrial Co. Ltd. (“Tide”)	Owned by Rongfeng Cui and Yanjuan Wang

Qingdao Like Pet Supplies Co., Ltd. (“Like”)	Rongfeng Cui served as CEO, and Shuhua Cui, the sister of Rongfeng Cui, served as the legal person. On May 26, 2016, both Rongfeng Cui and Shuhua Cui resigned from their positions, but still have significant influence on Like.

Qingdao Like Electronic Commerce Co., Ltd. (“Like E-commerce”)	Rongfeng Cui was the former supervisor and shareholder, still has significant influence on Like.

Qingdao Saike Environmental Technology Co., Ltd. (“Saike”)	Owned by Rongfeng Cui and Yanjuan Wang

Huangdao Ding Ge Zhuang Kangkang Family Farm (“Kangkang Family Farm”)	Controlled by Rongfeng Cui’s father

TDH Group BVBA	A European company solely owned by Rongfeng Cui prior to November 30, 2018; a wholly-owned subsidiary of the Company since November 30, 2018

TDH JAPAN	A Japanese company solely owned by Rongfeng Cui prior to November 30, 2018; a wholly-owned subsidiary of the Company since November 30, 2018

Qingdao Yinhe Jiutian Information Technology Co., Ltd. (“Yinhe Jiutian”)	Solely owned by Rongbing Cui

Huangdao Hanyinhe Software Development Center Co., Ltd. (“Hanyinhe”)	Solely owned by Xiaomei Wang

Zhenyu Trading (Qingdao) Co., Ltd. (“Zhenyu”)	Noncontrolling shareholder of Yichong

Beijing Quanmin Chongai Information Technology Co., Ltd. (“Quanmin Chongai”)	Controlled by Anqi Zhou, a close relative of Rongfeng Cui

Schedule of due from related parties
	December 31,	December 31,
	2018	2017
Tide	$44	$46
TDH Group BVBA	-	329,237
Rongfeng Cui	43,510	32,678
Total	$43,554	$361,961

Schedule of due to related parties
	December 31,	December 31,
	2018	2017
Saike	$16,470	$6,148
Phillip Zou	1,000	1,000
Yanjuan Wang	-	29,878
Rongfeng Cui	27,676	308,847
Total	$45,146	$345,873

Schedule of short term loans from related parties
	December 31,	December 31,
	2018	2017
Rongfeng Cui	$84,831	$-
A group of individuals who hold more than 10% voting interest of the Company	876,913	-
Rongbing Cui	31,993	-
Wenbin Pang	29,085	-
Yan Fu	29,085	-
Rongjie Cui	4,363	-
Jichang Zhang	2,909	-
Fucheng Sun	2,181	-
Total	$1,061,360	$-

Schedule of long term loans from related party
	December 31,	December 31,
	2018	2017
Rongfeng Cui	$286,139	$-
Less: Rongfeng Cui - current portion	68,673	-
Non-current portion	$217,466	$-

Schedule of sales to related parties, purchases from related parties and services provided by related parties
	For the Years Ended December 31,
	2018	2017	2016
SALES TO:
Like	$1,167,933	$506,495	$-
Liujiayi	25,832	-	-
TDH Group BVBA	325,766	-	-
Total Sales	$1,519,531	$506,495	$-
PURCHASES FROM:
Like	$-	$-	$490,388
Yinhe Jiutian	-	5,059	138,943
Kangkang Family Farm	-	30,191	13,818
Zhenyu	28,872	163,127	-
TDH Group BVBA	2,689	-	-
Total Purchases	$31,561	$198,377	$643,149
SERVICE PROVIDED BY:
Hanyinhe	$9,373	$-	$-
TDH Group BVBA	278,396	-	-
TDH JAPAN	134,181	-	-
Total Services Consumed	$421,950	$-	$-

Schedule of accounts receivables from related party
	December 31,	December 31,
	2018	2017
Like	$435,513	$-
Total	$435,513	$-

Schedule of advances from related party customer
	December 31,	December 31,
	2018	2017
Like	$-	$7,520
Total	$-	$7,520

Schedule of accounts payable to related parties
	December 31,	December 31,
	2018	2017
Yinhe Jiutian	$113,562	$120,020
Kangkang Family Farm	4,768	31,354
Zhenyu Trading	6,796	924
Total	$125,126	$152,298